Fair Value (Financial Instruments Carried at Other Than Fair Value) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Assets
Policy loans	$ 9,511	$ 9,566
Liabilities
Collateral financing arrangement	1,274	1,342
Junior subordinated debt securities	3,169	3,194
Separate account liabilities	195,578	187,152
Carrying Value
Assets
Mortgage loans	64,601	59,264
Policy loans	9,511	9,566
Real estate joint ventures	4	12
Other limited partnership interests	340	472
Other invested assets	497	537
Premiums, reinsurance and other receivables	4,088	2,517
Other assets	237	235
Liabilities
Policyholder account balances	108,255	104,626
Long-term debt	16,422	17,916
Collateral financing arrangement	1,274	1,342
Junior subordinated debt securities	3,169	3,194
Other liabilities	1,767	2,001
Separate account liabilities	118,385	110,836
Estimated Fair Value
Assets
Mortgage loans	65,742	60,878
Policy loans	11,256	11,416
Real estate joint ventures	26	39
Other limited partnership interests	371	558
Other invested assets	497	537
Premiums, reinsurance and other receivables	4,279	2,736
Other assets	269	267
Liabilities
Policyholder account balances	110,359	107,804
Long-term debt	17,972	19,315
Collateral financing arrangement	978	1,102
Junior subordinated debt securities	3,982	4,029
Other liabilities	1,768	2,002
Separate account liabilities	118,385	110,836
Estimated Fair Value | Level 1
Assets
Mortgage loans	0	0
Policy loans	0	0
Real estate joint ventures	0	0
Other limited partnership interests	0	0
Other invested assets	145	155
Premiums, reinsurance and other receivables	0	0
Other assets	0	0
Liabilities
Policyholder account balances	0	0
Long-term debt	0	0
Collateral financing arrangement	0	0
Junior subordinated debt securities	0	0
Other liabilities	0	0
Separate account liabilities	0	0
Estimated Fair Value | Level 2
Assets
Mortgage loans	0	0
Policy loans	335	329
Real estate joint ventures	0	0
Other limited partnership interests	0	0
Other invested assets	0	0
Premiums, reinsurance and other receivables	1,152	409
Other assets	198	207
Liabilities
Policyholder account balances	0	0
Long-term debt	17,972	19,315
Collateral financing arrangement	0	0
Junior subordinated debt securities	3,982	4,029
Other liabilities	1,493	838
Separate account liabilities	118,385	110,836
Estimated Fair Value | Level 3
Assets
Mortgage loans	65,742	60,878
Policy loans	10,921	11,087
Real estate joint ventures	26	39
Other limited partnership interests	371	558
Other invested assets	352	382
Premiums, reinsurance and other receivables	3,127	2,327
Other assets	71	60
Liabilities
Policyholder account balances	110,359	107,804
Long-term debt	0	0
Collateral financing arrangement	978	1,102
Junior subordinated debt securities	0	0
Other liabilities	275	1,164
Separate account liabilities	$ 0	$ 0